BUSINESS ACQUISITION (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Winvest Group Ltd [Member]
Common Stock, Shares, Outstanding			17,411,217
Common Stock, Shares Authorized			4,500,000,000	4,500,000,000
Business Combination, Acquisition Related Costs			$ 30,000
Share Price			$ 2.20
Business Combination, Consideration Transferred			$ 2,035,288
Goodwill			1,010,489
Finite-Lived Intangible Assets, Gross			1,010,489
Asset Impairment Charges			1,810,116
Goodwill, Acquired During Period			$ 0	$ 0
Winvest Groups Ltd [Member]
Common Stock, Shares, Outstanding	17,526,075		17,411,217
Common Stock, Shares Authorized			4,500,000,000
Business Combination, Acquisition Related Costs	$ 30,000
Share Price	$ 2.20
Business Combination, Consideration Transferred	$ 2,035,288
Goodwill	1,024,799
Finite-Lived Intangible Assets, Gross	1,010,489
Asset Impairment Charges			$ 1,810,116
Goodwill, Acquired During Period	$ 0	$ 0